Offerings - Offering: 1	Oct. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	6,317,594
Maximum Aggregate Offering Price	$ 230,257,703.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,798.59
Rule 457(f)	true
Amount of Securities Received | shares	7,432,463
Value of Securities Received, Per Share	30.98
Value of Securities Received	$ 230,257,703.74
Fee Note MAOP	$ 230,257,703.74
Offering Note	(1) Represents the estimated maximum number of shares of common stock, without par value, of First Merchants Corporation ("First Merchants" and such shares, the "First Merchants common stock") to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Reorganization, dated as of September 24, 2025, by and among First Merchants and First Savings Financial Group, Inc. ("First Savings") (as may be amended, the "merger agreement" and such transactions contemplated thereby, the "mergers") and is based upon the product of (a) the maximum number of shares of common stock, $0.01 par value per share, of First Savings ("First Savings common stock") outstanding as of September 23, 2025, or issuable or that may be assumed or exchanged in connection with the merger, collectively equal to 7,432,463, multiplied by (b) the exchange ratio of 0.85 shares of First Merchants common stock for each share of First Savings common stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rules 457(c) and 457(f)(1) promulgated thereunder. The proposed maximum aggregate offering price is equal to the product of (i) $30.98, the average of the high and low prices of First Savings common stock, as reported on the Nasdaq Capital Market on October 9, 2025, and (ii) 7,432,463, the estimated maximum number of shares of First Savings common stock that may be received by First Merchants and/or cancelled upon consummation of the merger.